Note 5 Margin and Income By Operating Segment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
income by operating segment [Line Items]
Interest income	€ 10,962,000,000	€ 11,828,000,000
Gross profit	10,259,000,000	10,639,000,000
Profit (loss) before tax	2,889,000,000	1,757,000,000
Profit (loss), attributable to owners of parent	1,911,000,000	(1,157,000,000)
Group BBVA [Member]
income by operating segment [Line Items]
Interest income	6,955,000,000	7,561,000,000
Gross profit	10,259,000,000	10,639,000,000
Operating income by operating segment	5,661,000,000	5,980,000,000
Profit (loss) before tax	2,889,000,000	1,757,000,000
Profit or loss after tax from discontinued operations operating segments	280,000,000	(2,104,000,000)
Profit (loss), attributable to owners of parent	1,911,000,000	(1,157,000,000)
SPAIN
income by operating segment [Line Items]
Interest income	1,762,000,000	1,801,000,000
Gross profit	3,057,000,000	2,909,000,000
Operating income by operating segment	1,557,000,000	1,376,000,000
Profit (loss) before tax	1,013,000,000	128,000,000
Profit or loss after tax from discontinued operations operating segments	0	0
Profit (loss), attributable to owners of parent	745,000,000	108,000,000
MEXICO
income by operating segment [Line Items]
Interest income	2,771,000,000	2,717,000,000
Gross profit	3,604,000,000	3,553,000,000
Operating income by operating segment	2,337,000,000	2,351,000,000
Profit (loss) before tax	1,605,000,000	893,000,000
Profit or loss after tax from discontinued operations operating segments	0	0
Profit (loss), attributable to owners of parent	1,127,000,000	656,000,000
TURKEY
income by operating segment [Line Items]
Interest income	1,036,000,000	1,534,000,000
Gross profit	1,571,000,000	1,957,000,000
Operating income by operating segment	1,073,000,000	1,394,000,000
Profit (loss) before tax	953,000,000	715,000,000
Profit or loss after tax from discontinued operations operating segments	0	0
Profit (loss), attributable to owners of parent	384,000,000	266,000,000
South America [Member]
income by operating segment [Line Items]
Interest income	1,328,000,000	1,443,000,000
Gross profit	1,480,000,000	1,664,000,000
Operating income by operating segment	797,000,000	945,000,000
Profit (loss) before tax	424,000,000	297,000,000
Profit or loss after tax from discontinued operations operating segments	0	0
Profit (loss), attributable to owners of parent	218,000,000	159,000,000
Business area rest Eurasia [Member]
income by operating segment [Line Items]
Interest income	140,000,000	145,000,000
Gross profit	400,000,000	451,000,000
Operating income by operating segment	173,000,000	221,000,000
Profit (loss) before tax	184,000,000	140,000,000
Profit or loss after tax from discontinued operations operating segments	0	0
Profit (loss), attributable to owners of parent	145,000,000	109,000,000
Corporative Center [Member]
income by operating segment [Line Items]
Interest income	82,000,000	79,000,000
Gross profit	147,000,000	106,000,000
Operating income by operating segment	(277,000,000)	(307,000,000)
Profit (loss) before tax	(1,290,000,000)	(416,000,000)
Profit or loss after tax from discontinued operations operating segments	280,000,000	(2,104,000,000)
Profit (loss), attributable to owners of parent	€ (708,000,000)	€ (2,454,000,000)